LONG-TERM LOANS (Narrative) (Details) $ in Thousands, ₪ in Millions			12 Months Ended
		Aug. 29, 2021 ILS (₪)	Dec. 31, 2024	Aug. 29, 2021 USD ($)
Long-term loans
Borrowings, interest rate basis	[1]		Prime (1)+1.05
Borrowings, adjustment to interest rate basis			1.05%
Agreement With Bank In Israel
Long-term loans
Long-term loan amount		₪ 59		$ 18,000
Loan term		7 years 9 months
Borrowings, interest rate basis		prime + 1.05%
Borrowings, adjustment to interest rate basis		1.05%		1.05%
Borrowings, interest rate		2.65%		2.65%

[1]	The Prime rate as of December 31, 2024 – 6.00% (December 31, 2023 – 6.25%).